Risk of Default (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Risk received in credit Swaps:	R$ 3,490,765	R$ 3,872,939
- Debt securities issued by companies	826,946	1,024,244
- Bonds of the Brazilian public debt	2,085,120	2,580,026
- Bonds of foreign public debt	578,699	268,669
Risk transferred in credit Swaps:	(1,512,316)	(1,304,372)
- Brazilian public debt derivatives	(831,495)	(332,589)
- Foreign public debt derivatives	(680,821)	(971,783)
Total net credit risk value	1,978,449	2,568,567
Effect on Shareholders' Equity	111,268	105,226
Remuneration on the counterparty receiving the risk	R$ (33,927)	R$ (26,462)